Shareholders' equity - Common Shares (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares
Shareholders' equity
At-the-market equity offering | shares	474,900		909,900
Balance at the beginning period			$ 5,390,700,000
At-the-market equity offering			112,300,000
Amount of Acquisition of Salares Norte				$ 27,000,000
Amount of Exercise of stock options			6,000,000	2,500,000
Dividend reinvestment plan	$ (10,100,000)	$ (12,300,000)	(21,000,000)	$ (22,300,000)
Balance at the ending period	$ 5,531,900,000		$ 5,531,900,000		$ 5,390,700,000
Common shares
Shareholders' equity
Shares issued | shares	190,588,491		190,588,491
Shares, par value (dollars per share) | $ / shares	$ 0		$ 0
Preferred shares
Shareholders' equity
Shares issued | shares	0		0
Share Capital (Note 15)
Shareholders' equity
Number of shares outstanding at beginning of period | shares			189,381,388	186,692,481	186,692,481
At-the-market equity offering | shares			909,900		1,433,400
Acquisition of Salares Norte					366,499
Exercise of stock options | shares			124,404		283,863
Vesting of restricted share units | shares					46,375
Dividend reinvestment plan | shares			172,799		558,770
Number of shares outstanding at end of period | shares	190,588,491		190,588,491		189,381,388
Balance at the beginning period			$ 5,390,700,000	$ 5,158,300,000	$ 5,158,300,000
At-the-market equity offering			112,300,000		136,000,000
Amount of Acquisition of Salares Norte				27,000,000	27,000,000
Amount of Exercise of stock options			7,900,000	3,300,000	17,300,000
Amount of Vesting of restricted share units					3,300,000
Dividend reinvestment plan			(21,000,000)	$ (22,300,000)	(48,800,000)
Balance at the ending period	$ 5,531,900,000		$ 5,531,900,000		$ 5,390,700,000